Right-of-use Asset and Lease Liability (Details) - USD ($)	Feb. 28, 2026	Feb. 28, 2025
Right-of-use Asset And Lease Liability
Right-of-use asset, net	$ 19,201	$ 126,581
Current lease liability	10,604	116,808
Non-current lease liability		9,986
Total lease liability	$ 10,604	$ 126,794
Weighted-average remaining lease term	2 months
Weighted-average discount rate	4.75%